Financial Instruments and Risk Management (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2018
Disclosure of detailed information about financial instruments [line items]
Impact on loss due to percent change in interest rate	$ 111
Impact on carrying value of promissory note due to percent change in interest rate	100
Restricted deposits	11,541	$ 14,298	$ 10,000
Amounts receivable and other assets	2,198	2,721
Current trade payables	3,436	3,136
Maximum exposure to credit risk	24,785
Financial instrument at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Restricted deposits	11,460	13,743
Amounts receivable and other assets	1,587	2,113
Financial instrument at fair value through profit or loss [Member] | Level 1 inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Restricted deposits	11,460	13,743
Financial instrument at fair value through profit or loss [Member] | Level 2 inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Current trade payables	1,019	984
Financial instrument at fair value through profit or loss [Member] | Level 3 inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Amounts receivable and other assets	$ 1,587	$ 2,113